Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders' Equity [Abstract]
Schedule of Grant Date Fair Value for Stock Options is Estimated Using a Black-Scholes Option Valuation Model Using the Weighted-Average Assumptions	Grant date fair value for stock options is estimated using a Black-Scholes option valuation model using the weighted-average assumptions in the table below:
	Years ended December 31,
	2023	2022
Expected volatility	63.89%	57.68%
Dividend yield	0%	0%
Risk-free interest rate	4.28%	3.34%
Expected term in years	5.85	5.85

Schedule of Share Option and Restricted Stock Unit Activity Under Its Plans	A summary of the Company’s stock option and restricted stock unit activity under its plans is as follows:
	Number of Shares Subject to Outstanding Stock Options	Weighted Average Exercise Price per Share	Number of Outstanding Restricted Stock Units	Weighted Average Grant Date Fair Value per Unit
Outstanding at December 31, 2023	102,089	$42.54	76,916	$69.50
Granted	2,000	$1.21	50,903	$1.21
Released	—	—	(3,224)	$27.50
Forfeited	(10,574)	$22.63	(2,500)	$2.91
Outstanding at March 31, 2024	93,515	$43.91	122,095	$43.50
A summary of the Company’s share option and restricted stock unit activity under its plans is as follows:
	Options			RSUs
	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (In Years)	Number of RSUs	Weighted Average Grant Date Fair Value per Share
Balance as of December 31, 2021	72,744	$53.18	7.12	—
Granted	17,145	$22.98		131,858	$79.29
Balance as of December 31, 2022	89,889	$47.42	8.10	131,858	$79.29
Granted	15,050	$12.91		7,500	$2.91
Released	—	—		(61,200)	$82.04
Canceled	(2,850)	$39.87		(1,242)	$88.60
Balance as of December 31, 2023	102,089	$42.54	7.41	76,916	$69.50
Exercisable at December 31, 2023	70,634	$48.66	6.86

Schedule of Stock-Based Compensation Expense Recognized	The following table sets forth stock-based compensation expense recognized for the three months ended March 31, 2024 and 2023:
	Three months ended March 31,
	2024	2023
Research and development	$367	$372
Sales and marketing	43	58
General, and administrative	608	610
Total stock-based compensation expense	$1,018	$1,040
The following table sets forth stock-based compensation expense recognized for the years ended December 31, 2023 and 2022:
	Years ended December 31,
	2023	2022
Research and development	$1,504	$995
Sales and marketing	217	117
General, and administrative	2,424	1,785
Total stock-based compensation expense	$4,145	$2,897